Leases - Amounts recognized in the consolidated balance sheet (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)
Leases
Right-of-use assets	£ 5,168,000	£ 5,168,000
Additions to right-of-use assets	0	0
Lease liabilities:
Current	1,622,000	1,622,000
Non-current	3,626,000	3,626,000
Total lease liabilities	5,248,000	5,248,000
Total cash outflow for leases	398,000	796,000
Property
Leases
Right-of-use assets	5,056,000	5,056,000
Plant and machinery
Leases
Right-of-use assets	£ 112,000	£ 112,000